Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense	$ 9	$ 13	$ 53
Switzerland
Income tax expense	0	(42)	328
Foreign
Income tax expense	9	13	(479)
Discontinued Operations
Income tax expense	$ 0	$ 42	$ 205